Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 406,399	$ 55,676	¥ 379,821	¥ 236,441
Cost of revenues	(289,455)	(39,655)	(220,051)	(139,186)
Gross profit	116,944	16,021	159,770	97,255
Sales and marketing expenses	(19,432)	(2,662)	(20,760)	(11,580)
General and administrative expenses	(23,791)	(3,259)	(23,624)	(15,552)
Research and development expenses	(46,608)	(6,385)	(35,333)	(26,355)
Total operating expenses	(89,831)	(12,306)	(79,717)	(53,487)
Operating income	27,113	3,715	80,053	43,768
Other income	69	9	835	1,786
Other expenses	(461)	(63)		(6)
Interest income	331	45	513	508
Interest expenses				(202)
Gain (loss) from equity method investments	579	79	(381)	17
Investment income	1,452	199	1,101	633
Exchange gain	212	28	61	7,234
Government subsidy	1,264	173	1,331	1,341
Income before income taxes	30,559	4,185	83,513	55,079
Income tax expense			(21)
Net income	30,559	4,185	83,492	55,079
Less: net income attributable to non-controlling interests	(10,288)	(1,409)	(12,995)	(2,316)
Net income attributable to the Company’s ordinary shareholders	20,271	2,776	70,497	52,763
Comprehensive income
Net income	30,559	4,185	83,492	55,079
Other comprehensive income
Foreign currency translation adjustment				(6,270)
Total comprehensive income	30,559	4,185	83,492	48,809
Less: comprehensive income attributable to non-controlling interests	(10,288)	(1,409)	(12,995)	(2,316)
Comprehensive income attributable to the Company’s ordinary shareholders	¥ 20,271	$ 2,776	¥ 70,497	¥ 46,493
Earnings per share:
Ordinary shares – basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.04	$ 0.01	¥ 0.17	¥ 0.13
Ordinary shares – diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.04	$ 0	¥ 0.15	¥ 0.11
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Ordinary shares – basic (in Shares)	466,370,319	466,370,319	416,920,000	416,920,000
Ordinary shares – diluted (in Shares)	515,640,319	515,640,319	466,190,000	466,190,000